Employee Benefit Plans - Schedule of Other Post-Employment Benefit Plans (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Canadian [Member]
Benefit costs for the year ended
Discount rate	4.65%	4.65%
Health care cost trend rate	6.58%	6.04%
Canadian [Member] | Bottom of range [member]
Benefit costs for the year ended
Other medical trend rates	4.00%	4.00%
Canadian [Member] | Top of range [member]
Benefit costs for the year ended
Other medical trend rates	5.66%	5.11%
US [Member]
Benefit costs for the year ended
Discount rate	5.35%	5.60%
Health care cost trend rate
Other medical trend rates